Summary of Significant Accounting Policies - Cost of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost of Revenues
Clinical trial marketing costs	$ 6,814,902	$ 762,740